Average Annual Total Returns - No Load - Salient Global Real Estate Fund	May 01, 2021
Investor Class
Average Annual Return:
1 Year	(10.34%)
5 Years	3.42%
10 Years
Since Inception	2.98%
Inception Date	May 02, 2011
Investor Class | FTSEEPRNREITDevelopedIndex [Member]
Average Annual Return:
1 Year	(9.04%)
5 Years	3.74%
10 Years
Since Inception	4.75%
Investor Class | MSCI World Index
Average Annual Return:
1 Year	16.50%
5 Years	12.82%
10 Years
Since Inception	9.81%
Institutional Class
Average Annual Return:
1 Year	(9.98%)
5 Years	3.76%
10 Years	4.18%
Since Inception	2.37%
Inception Date	Apr. 28, 2006
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	(10.61%)
5 Years	2.05%
10 Years	1.88%
Since Inception	0.16%
Inception Date	Apr. 28, 2006
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(5.86%)
5 Years	2.25%
10 Years	2.33%
Since Inception	0.97%
Inception Date	Apr. 28, 2006
Institutional Class | FTSEEPRNREITDevelopedIndex [Member]
Average Annual Return:
1 Year	(9.04%)
5 Years	3.74%
10 Years	5.44%
Since Inception	3.58%
Institutional Class | MSCI World Index
Average Annual Return:
1 Year	16.50%
5 Years	12.82%
10 Years	10.48%
Since Inception	7.41%